Ordinary shares, preference shares and other equity - AT1 Equity instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total AT1 equity instruments	£ 8,621	£ 8,323
AT1 equity instruments [member] | Barclays PLC [member]
Total AT1 equity instruments	8,621	8,323
AT1 equity instruments [member] | 8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 0	836
Initial call date	2020
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,000	1,000
Initial call date	2022
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,136	1,136
Initial call date	2022
AT1 equity instruments [member] | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 500	500
Initial call date	2023
AT1 equity instruments [member] | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,925	1,925
Initial call date	2023
AT1 equity instruments [member] | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 623	623
Initial call date	2024
AT1 equity instruments [member] | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,509	1,509
Initial call date	2024
AT1 equity instruments [member] | 7.125% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 299	299
Initial call date	2025
AT1 equity instruments [member] | 6.375% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 495	495
Initial call date	2025
AT1 equity instruments [member] | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1500m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,134	£ 0
Initial call date	2025